Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Land And Lease Payments [Abstract]
Schedule of Prepaid Land Lease Payments
	December 31,
	2020	2019
Prepaid land lease payments	$11,066	$10,372
Less: accumulated amortization	2,819	2,407
Net carrying value	$8,247	$7,965